First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 91.5%
248,071	Bank of America Corp.	$11,036,679
346,363	Citigroup, Inc.	20,916,862
466,753	Citizens Financial Group, Inc.	22,054,079
67,703	Comerica, Inc.	5,890,161
37,030	Cullen/Frost Bankers, Inc.	4,668,372
60,542	East West Bancorp, Inc.	4,763,445
261,725	Fifth Third Bancorp	11,398,124
5,798	First Citizens BancShares, Inc., Class A	4,811,412
683,924	First Horizon Corp.	11,168,479
22,236	First Republic Bank	4,591,956
314,134	Huntington Bancshares, Inc.	4,843,946
138,912	JPMorgan Chase & Co.	21,996,715
491,608	KeyCorp	11,370,893
31,797	M&T Bank Corp.	4,883,383
55,998	PNC Financial Services Group (The), Inc.	11,228,719
283,519	Popular, Inc.	23,259,899
969,820	Regions Financial Corp.	21,142,076
15,420	Signature Bank	4,987,907
22,798	Silvergate Capital Corp., Class A (a)	3,378,664
6,734	SVB Financial Group (a)	4,567,268
102,931	Synovus Financial Corp.	4,927,307
78,599	Truist Financial Corp.	4,601,972
84,237	US Bancorp	4,731,592
230,885	Wells Fargo & Co.	11,077,862
42,464	Western Alliance Bancorp	4,571,250
174,884	Zions Bancorp N.A.	11,045,673
		253,914,695
	Consumer Finance – 4.3%
102,287	Discover Financial Services	11,820,286
	Thrifts & Mortgage Finance – 4.0%
920,843	New York Community Bancorp, Inc.	11,243,493
	Total Investments – 99.8%	276,978,474
	(Cost $260,816,799) (b)
	Net Other Assets and Liabilities – 0.2%	436,956
	Net Assets – 100.0%	$277,415,430

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,579,053 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,417,378. The net unrealized appreciation was $16,161,675.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 276,978,474	$ 276,978,474	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Beverages – 20.0%
88	Boston Beer (The) Co., Inc., Class A (a)	$44,449
563	Brown-Forman Corp., Class B	41,020
4,534	Coca-Cola (The) Co.	268,458
176	Constellation Brands, Inc., Class A	44,171
6,997	Keurig Dr. Pepper, Inc.	257,909
892	Molson Coors Beverage Co., Class B	41,344
473	Monster Beverage Corp. (a)	45,427
763	National Beverage Corp. (a)	34,587
2,977	PepsiCo, Inc.	517,135
		1,294,500
	Chemicals – 3.9%
5,285	Corteva, Inc.	249,875
	Food & Staples Retailing – 0.7%
1,262	US Foods Holding Corp. (a)	43,955
	Food Products – 74.5%
7,646	Archer-Daniels-Midland Co.	516,793
7,894	B&G Foods, Inc.	242,583
564	Beyond Meat, Inc. (a)	36,750
5,495	Bunge Ltd.	513,013
5,897	Campbell Soup Co.	256,284
7,785	Conagra Brands, Inc.	265,858
587	Darling Ingredients, Inc. (a)	40,673
3,850	General Mills, Inc.	259,413
1,340	Hershey (The) Co.	259,250
957	Hormel Foods Corp.	46,711
2,554	Ingredion, Inc.	246,819
3,761	JM Smucker (The) Co.	510,819
3,887	Kellogg Co.	250,400
7,076	Kraft Heinz (The) Co.	254,028
763	Lamb Weston Holdings, Inc.	48,359
2,771	McCormick & Co., Inc.	267,706
4,035	Mondelez International, Inc., Class A	267,561
6,024	Tyson Foods, Inc., Class A	525,052
		4,808,072
	Specialty Retail – 0.5%
2,432	GrowGeneration Corp. (a)	31,738
	Total Investments – 99.6%	6,428,140
	(Cost $6,172,810) (b)
	Net Other Assets and Liabilities – 0.4%	23,638
	Net Assets – 100.0%	$6,451,778

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $428,446 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $173,116. The net unrealized appreciation was $255,330.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,428,140	$ 6,428,140	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Energy Equipment & Services – 6.7%
323,923	Baker Hughes Co.	$7,793,588
370,442	ChampionX Corp. (a)	7,486,633
350,199	Halliburton Co.	8,009,051
336,783	Helmerich & Payne, Inc.	7,981,757
92,824	Nabors Industries Ltd. (a)	7,527,098
634,292	NOV, Inc.	8,594,657
263,633	Schlumberger N.V.	7,895,808
2,503,533	Transocean Ltd. (a)	6,909,751
		62,198,343
	Oil, Gas & Consumable Fuels – 93.3%
1,581,711	Antero Midstream Corp.	15,310,962
430,576	Antero Resources Corp. (a)	7,535,080
1,163,945	APA Corp.	31,298,481
148,717	Callon Petroleum Co. (a)	7,026,878
3,256,107	Centennial Resource Development, Inc./DE, Class A (a)	19,471,520
351,142	Cheniere Energy, Inc.	35,612,822
534,013	Chevron Corp.	62,666,426
554,289	CNX Resources Corp. (a)	7,621,474
934,582	Comstock Resources, Inc. (a)	7,560,768
524,786	ConocoPhillips	37,879,054
632,536	Coterra Energy, Inc.	12,018,184
482,177	Delek US Holdings, Inc. (a)	7,227,833
830,845	Devon Energy Corp.	36,598,722
70,845	Diamondback Energy, Inc.	7,640,633
309,417	EOG Resources, Inc.	27,485,512
389,113	EQT Corp. (a)	8,486,555
3,581,597	Equitrans Midstream Corp.	37,033,713
276,275	Exxon Mobil Corp.	16,905,267
101,467	Hess Corp.	7,511,602
362,462	HollyFrontier Corp.	11,881,504
3,480,717	Kinder Morgan, Inc.	55,204,172
3,447,168	Kosmos Energy Ltd. (a)	11,927,201
1,532,869	Magnolia Oil & Gas Corp., Class A	28,925,238
2,618,756	Marathon Oil Corp.	42,999,974
414,221	Marathon Petroleum Corp.	26,506,002
351,092	Matador Resources, Co.	12,962,317
284,440	Murphy Oil Corp.	7,426,728
255,008	Occidental Petroleum Corp.	7,392,682
615,026	ONEOK, Inc.	36,138,928
217,523	Ovintiv, Inc.	7,330,525
603,418	PBF Energy, Inc., Class A (a)	7,826,331
481,028	PDC Energy, Inc.	23,464,546
109,309	Phillips 66	7,920,530
58,918	Pioneer Natural Resources Co.	10,716,006
386,547	Range Resources Corp. (a)	6,892,133
1,269,055	SM Energy Co.	37,411,741
1,687,648	Southwestern Energy Co. (a)	7,864,440
883,653	Targa Resources Corp.	46,162,033
2,319,224	Tellurian, Inc. (a)	7,143,210
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
112,957	Valero Energy Corp.	$8,484,200
2,433,711	Williams (The) Cos., Inc.	63,373,834
		868,845,761
	Total Investments – 100.0%	931,044,104
	(Cost $920,465,937) (b)
	Net Other Assets and Liabilities – 0.0%	93,742
	Net Assets – 100.0%	$931,137,846

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,603,935 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,025,768. The net unrealized appreciation was $10,578,167.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 931,044,104	$ 931,044,104	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Biotechnology – 32.6%
5,744	AbbVie, Inc.	$777,738
9,069	Alkermes PLC (a)	210,945
7,674	BioMarin Pharmaceutical, Inc. (a)	677,998
2,066	Blueprint Medicines Corp. (a)	221,289
19,213	Gilead Sciences, Inc.	1,395,056
6,382	Horizon Therapeutics PLC (a)	687,724
7,502	Ionis Pharmaceuticals, Inc. (a)	228,286
3,494	United Therapeutics Corp. (a)	754,983
3,542	Vertex Pharmaceuticals, Inc. (a)	777,823
		5,731,842
	Health Care Providers & Services – 4.2%
14,324	Cardinal Health, Inc.	737,543
	Pharmaceuticals – 63.1%
12,347	Bristol-Myers Squibb Co.	769,835
5,147	Catalent, Inc. (a)	658,970
22,003	Corcept Therapeutics, Inc. (a)	435,659
6,917	Elanco Animal Health, Inc. (a)	196,305
2,670	Eli Lilly & Co.	737,507
118,248	Endo International PLC (a)	444,613
22,771	Esperion Therapeutics, Inc. (a)	113,855
1,658	Jazz Pharmaceuticals PLC (a)	211,229
8,493	Johnson & Johnson	1,452,898
8,840	Merck & Co., Inc.	677,498
29,063	Ocular Therapeutix, Inc. (a)	202,569
3,778	Pacira BioSciences, Inc. (a)	227,322
5,415	Perrigo Co. PLC	210,644
24,649	Pfizer, Inc.	1,455,523
23,671	Prestige Consumer Healthcare, Inc. (a)	1,435,646
401,600	TherapeuticsMD, Inc. (a)	142,769
5,965	Zoetis, Inc.	1,455,639
17,670	Zogenix, Inc. (a)	287,138
		11,115,619
	Total Investments – 99.9%	17,585,004
	(Cost $16,178,148) (b)
	Net Other Assets and Liabilities – 0.1%	20,165
	Net Assets – 100.0%	$17,605,169

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,797,477 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,390,621. The net unrealized appreciation was $1,406,856.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,585,004	$ 17,585,004	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Retail ETF (FTXD) (a)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Commercial Services & Supplies – 1.0%
1,998	Copart, Inc. (b)	$302,936
	Diversified Consumer Services – 0.3%
2,736	Chegg, Inc. (b)	83,995
	Food & Staples Retailing – 19.5%
3,171	Costco Wholesale Corp.	1,800,177
42,639	Kroger (The) Co.	1,929,841
1,088	Sysco Corp.	85,462
19,649	Walgreens Boots Alliance, Inc.	1,024,892
8,175	Walmart, Inc.	1,182,841
		6,023,213
	Health Care Providers & Services – 7.1%
658	AmerisourceBergen Corp.	87,442
19,489	CVS Health Corp.	2,010,485
351	McKesson Corp.	87,248
		2,185,175
	Internet & Direct Marketing Retail – 5.4%
68	Amazon.com, Inc. (b)	226,735
1,116	Chewy, Inc., Class A (b)	65,811
17,043	eBay, Inc.	1,133,359
278	Etsy, Inc. (b)	60,865
854	Overstock.com, Inc. (b)	50,395
3,061	Stitch Fix, Inc., Class A (b)	57,914
308	Wayfair, Inc., Class A (b)	58,511
		1,653,590
	Multiline Retail – 20.3%
5,194	Dollar General Corp.	1,224,901
8,520	Dollar Tree, Inc. (b)	1,197,230
19,599	Kohl’s Corp.	967,995
62,558	Macy’s, Inc.	1,637,769
3,599	Nordstrom, Inc. (b)	81,409
1,232	Ollie’s Bargain Outlet Holdings, Inc. (b)	63,066
4,716	Target Corp.	1,091,471
		6,263,841
	Oil, Gas & Consumable Fuels – 0.2%
10,629	Clean Energy Fuels Corp. (b)	65,156
	Road & Rail – 0.5%
1,877	Lyft, Inc., Class A (b)	80,204
2,005	Uber Technologies, Inc. (b)	84,070
		164,274
	Specialty Retail – 45.4%
5,210	Advance Auto Parts, Inc.	1,249,775
Shares	Description	Value

	Specialty Retail (Continued)
2,944	American Eagle Outfitters, Inc.	$74,542
633	AutoZone, Inc. (b)	1,327,015
15,303	Bath & Body Works, Inc.	1,067,996
4,157	Bed Bath & Beyond, Inc. (b)	60,609
10,123	Best Buy Co., Inc.	1,028,497
261	Burlington Stores, Inc. (b)	76,084
1,684	CarMax, Inc. (b)	219,307
272	Carvana Co. (b)	63,047
9,780	Dick’s Sporting Goods, Inc.	1,124,602
375	Five Below, Inc. (b)	77,584
10,950	GameStop Corp., Class A (b)	1,624,871
4,611	Gap (The), Inc.	81,384
2,869	Home Depot (The), Inc.	1,190,664
262	Lithia Motors, Inc.	77,801
4,701	Lowe’s Cos., Inc.	1,215,115
1,802	O’Reilly Automotive, Inc. (b)	1,272,626
130	RH (b)	69,672
699	Ross Stores, Inc.	79,882
1,520	TJX (The) Cos., Inc.	115,398
4,183	Tractor Supply Co.	998,064
198	Ulta Beauty, Inc. (b)	81,643
1,403	Victoria’s Secret & Co. (b)	77,923
4,433	Williams-Sonoma, Inc.	749,753
		14,003,854
	Total Investments – 99.7%	30,746,034
	(Cost $29,409,583) (c)
	Net Other Assets and Liabilities – 0.3%	77,213
	Net Assets – 100.0%	$30,823,247

(a)	As of January 26, 2022, the Fund changed its name to First Trust S-Network E-Commerce ETF.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,426,135 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,089,684. The net unrealized appreciation was $1,336,451.

First Trust Nasdaq Retail ETF (FTXD) (a)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,746,034	$ 30,746,034	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Electronic Equipment, Instruments & Components – 4.0%
34,886	II-VI, Inc. (a)	$2,383,760
13,286	IPG Photonics Corp. (a)	2,287,052
		4,670,812
	Semiconductors & Semiconductor Equipment – 95.8%
28,415	Advanced Micro Devices, Inc. (a)	4,088,918
12,151	Ambarella, Inc. (a)	2,465,316
101,178	Amkor Technology, Inc.	2,508,203
24,965	Analog Devices, Inc.	4,388,098
14,820	Applied Materials, Inc.	2,332,075
19,287	Azenta, Inc.	1,988,683
16,256	Broadcom, Inc.	10,816,905
27,206	Cirrus Logic, Inc. (a)	2,503,496
14,933	Entegris, Inc.	2,069,415
182,926	Intel Corp.	9,420,689
8,705	KLA Corp.	3,744,108
3,209	Lam Research Corp.	2,307,752
28,730	Lattice Semiconductor Corp. (a)	2,213,934
30,651	Marvell Technology, Inc.	2,681,656
26,147	Microchip Technology, Inc.	2,276,358
53,571	Micron Technology, Inc.	4,990,139
3,942	Monolithic Power Systems, Inc.	1,944,707
13,772	NVIDIA Corp.	4,050,483
9,767	NXP Semiconductors N.V.	2,224,727
73,254	ON Semiconductor Corp. (a)	4,975,412
14,917	Qorvo, Inc. (a)	2,332,870
49,845	QUALCOMM, Inc.	9,115,155
11,114	Silicon Laboratories, Inc. (a)	2,294,152
14,384	Skyworks Solutions, Inc.	2,231,534
31,888	Synaptics, Inc. (a)	9,231,895
14,270	Teradyne, Inc.	2,333,573
46,784	Texas Instruments, Inc.	8,817,380
17,789	Wolfspeed, Inc. (a)	1,988,276
		112,335,909
	Total Investments – 99.8%	117,006,721
	(Cost $99,991,107) (b)
	Net Other Assets and Liabilities – 0.2%	178,997
	Net Assets – 100.0%	$117,185,718

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $17,941,833 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $926,219. The net unrealized appreciation was $17,015,614.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 117,006,721	$ 117,006,721	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 20.3%
501,945	CH Robinson Worldwide, Inc.	$54,024,340
575,581	Expeditors International of Washington, Inc.	77,294,773
187,524	FedEx Corp.	48,501,207
233,404	GXO Logistics, Inc. (a)	21,200,085
240,611	United Parcel Service, Inc., Class B	51,572,562
		252,592,967
	Airlines – 13.1%
461,569	Alaska Air Group, Inc. (a)	24,047,745
1,267,292	American Airlines Group, Inc. (a)	22,760,564
619,292	Delta Air Lines, Inc. (a)	24,201,932
1,670,521	JetBlue Airways Corp. (a)	23,788,219
504,919	Southwest Airlines Co. (a)	21,630,730
1,072,138	Spirit Airlines, Inc. (a)	23,426,215
530,487	United Airlines Holdings, Inc. (a)	23,224,721
		163,080,126
	Auto Components – 5.1%
139,809	Aptiv PLC (a)	23,061,495
894,773	BorgWarner, Inc.	40,327,419
		63,388,914
	Automobiles – 17.1%
4,974,458	Ford Motor Co.	103,319,493
824,778	General Motors Co. (a)	48,356,734
41,261	Tesla, Inc. (a)	43,603,799
3,838,766	Workhorse Group, Inc. (a) (b)	16,737,020
		212,017,046
	Electrical Equipment – 1.3%
583,356	Blink Charging Co. (a) (b)	15,464,768
	Machinery – 9.7%
2,193,580	Nikola Corp. (a) (b)	21,650,634
572,164	PACCAR, Inc.	50,499,195
519,606	Westinghouse Air Brake Technologies Corp.	47,860,909
		120,010,738
	Road & Rail – 30.1%
2,029,894	CSX Corp.	76,324,014
249,685	JB Hunt Transport Services, Inc.	51,035,614
179,929	Norfolk Southern Corp.	53,566,663
245,106	Old Dominion Freight Line, Inc.	87,841,088
321,722	Union Pacific Corp.	81,051,423
309,476	XPO Logistics, Inc. (a)	23,962,727
		373,781,529
Shares	Description	Value

	Trading Companies & Distributors – 3.3%
122,401	United Rentals, Inc. (a)	$40,672,628
	Total Common Stocks	1,241,008,716
	(Cost $1,111,002,601)
MONEY MARKET FUNDS – 2.3%
28,502,647	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	28,502,647
	(Cost $28,502,647)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.0%
$12,655,667	BNP Paribas S.A., 0.03% (c), dated 12/31/21, due 1/3/22, with a maturity value of $12,655,699. Collateralized by U.S. Treasury Note, interest rate of 1.50%, due 11/30/28. The value of the collateral including accrued interest is $12,903,223. (d)	12,655,667
	(Cost $12,655,667)
	Total Investments – 103.3%	1,282,167,030
	(Cost $1,152,160,915) (e)
	Net Other Assets and Liabilities – (3.3)%	(40,456,672)
	Net Assets – 100.0%	$1,241,710,358

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $34,395,581 and the total value of the collateral held by the Fund is $41,158,314.
(c)	Rate shown reflects yield as of December 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $184,283,941 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $54,277,826. The net unrealized appreciation was $130,006,115.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
December 31, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,241,008,716	$ 1,241,008,716	$ —	$ —
Money Market Funds	28,502,647	28,502,647	—	—
Repurchase Agreements	12,655,667	—	12,655,667	—
Total Investments	$ 1,282,167,030	$ 1,269,511,363	$ 12,655,667	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
December 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Biotechnology – 1.6%
2,421	Exact Sciences Corp. (a)	$188,427
	Health Care Equipment & Supplies – 73.6%
1,917	Abbott Laboratories	269,799
667	ABIOMED, Inc. (a)	239,566
2,881	Alcon, Inc.	255,281
352	Align Technology, Inc. (a)	231,327
8,461	Ambu A.S., Class B	224,088
2,827	Baxter International, Inc.	242,670
946	Becton Dickinson and Co.	237,900
1,998	BioMerieux	284,113
5,257	Boston Scientific Corp. (a)	223,317
1,207	Carl Zeiss Meditec AG	254,015
1,468	Coloplast A.S., Class B	258,673
550	Cooper (The) Cos., Inc.	230,417
4,951	Demant A.S. (a)	253,991
3,907	DENTSPLY SIRONA, Inc.	217,972
424	DexCom, Inc. (a)	227,667
2,088	Edwards Lifesciences Corp. (a)	270,500
10,809	Fisher & Paykel Healthcare Corp., Ltd.	242,525
3,178	Hologic, Inc. (a)	243,308
1,494	Hoya Corp.	222,223
775	Insulet Corp. (a)	206,204
685	Intuitive Surgical, Inc. (a)	246,120
5,257	Koninklijke Philips N.V.	196,102
837	Masimo Corp. (a)	245,057
1,810	Medtronic PLC	187,244
2,034	Novocure Ltd. (a)	152,713
10,840	Olympus Corp.	249,679
892	ResMed, Inc.	232,348
3,529	Siemens Healthineers AG (b) (c)	264,449
13,249	Smith & Nephew PLC	231,966
613	Sonova Holding AG	240,706
1,035	STERIS PLC	251,929
126	Straumann Holding AG	267,847
856	Stryker Corp.	228,912
1,878	Sysmex Corp.	253,872
622	Teleflex, Inc.	204,315
5,030	Terumo Corp.	212,517
1,548	Zimmer Biomet Holdings, Inc.	196,658
		8,697,990
	Health Care Providers & Services – 1.8%
2,170	Guardant Health, Inc. (a)	217,043
	Life Sciences Tools & Services – 22.6%
1,459	10X Genomics, Inc., Class A (a)	217,333
1,486	Agilent Technologies, Inc.	237,240
315	Bio-Rad Laboratories, Inc., Class A (a)	238,004
756	Danaher Corp.	248,731
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
163	Mettler-Toledo International, Inc. (a)	$276,645
1,333	PerkinElmer, Inc.	268,013
451	Sartorius Stedim Biotech	247,695
388	Thermo Fisher Scientific, Inc.	258,889
658	Waters Corp. (a)	245,171
558	West Pharmaceutical Services, Inc.	261,708
10,134	WuXi AppTec Co., Ltd., Class H (b) (c)	175,451
		2,674,880
	Total Investments – 99.6%	11,778,340
	(Cost $11,768,918) (d)
	Net Other Assets and Liabilities – 0.4%	41,818
	Net Assets – 100.0%	$11,820,158

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $357,343 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $347,921. The net unrealized appreciation was $9,422.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,778,340	$ 11,778,340	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks IndexTM, Nasdaq US Smart Food & Beverage IndexTM, Nasdaq US Smart Oil & Gas IndexTM, Nasdaq US Smart Pharmaceuticals IndexTM, Nasdaq US Smart Retail IndexTM, Nasdaq US Smart Semiconductor IndexTM and Nasdaq US Smart Transportation IndexTM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Indxx and Indxx Global Medical Equipment Index (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.